PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of December 31 (in thousands):

	2024	2023
Computer hardware	$2,652	$2,587
Office furniture and equipment	971	971
Leasehold improvements	41	41
	3,664	3,599

Less: accumulated depreciation and amortization	(3,065)	(2,625)
Property and equipment, net	$599	$974

Depreciation and amortization expense related to property and equipment amounted to approximately $0.4 million and $0.5 million for the years ended December 31, 2024 and 2023.